UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 6, 2007

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 6-30-07
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     72
Form 13F Information Table Value Total:     $144,666,674

List of Other Included Managers: None

<
Name of Issuer                                    Class   Cusip      	 Market         Shares    Inv Auth  Mngr    Voting Auth
                                                                                                                      None
3M Co.                                            Common  88579Y101            4301052     49557     Sole                49557
AT&T Corp.                                        Common  00206R102            1077921     25974     Sole                25974
Abbott Laboratories                               Common  002824100             271177      5064     Sole                 5064
Affymetrix                                        Common  00826T108            1635273     65700     Sole                65700
American Tower Systems Class A                    Common  029912201            2680440     63820     Sole                63820
Anadarko Petroleum                                Common  032511107             545895     10500     Sole                10500
Automatic Data Processing, Inc.                   Common  053015103            3589203     74050     Sole                74050
BP P.L.C.                                         Common  055622104            4646321     64407     Sole                64407
Bank of America Corp.                             Common  060505104            1064726     21778     Sole                21778
Barrick Gold Corp                                 Common  067901108             225031      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             483070       134     Sole                  134
Chevron Corp.                                     Common  166764100             520772      6182     Sole                 6182
Chubb Corp                                        Common  171232101            4901402     90532     Sole                90532
Citigroup                                         Common  172967101             403447      7866     Sole                 7866
Citrix Systems Inc.                               Common  177376100             946127     28100     Sole                28100
Clorox Company                                    Common  189054109            4403821     70915     Sole                70915
Coca Cola                                         Common  191216100             481252      9200     Sole                 9200
Colgate Palmolive                                 Common  194162103            3219673     49648     Sole                49648
ConocoPhillips                                    Common  20825C104            3642714     46404     Sole                46404
Dow Chemical                                      Common  260543103            4207533     95150     Sole                95150
DuPont                                            Common  263534109             343323      6753     Sole                 6753
Electronic Data Systems                           Common  285661104            2720313     98100     Sole                98100
Eli Lilly & Company                               Common  532457108             706323     12640     Sole                12640
Emerson Electric Co.                              Common  291011104            1666080     35600     Sole                35600
Exxon Mobil Corp.                                 Common  30231G102            6550860     78098     Sole                78098
FPL Group Inc                                     Common  302571104             300722      5300     Sole                 5300
Forest Labs Inc.                                  Common  345838106             246510      5400     Sole                 5400
Gannett, Inc.                                     Common  364730101            1167687     21250     Sole                21250
General Electric                                  Common  369604103            2945493     76946     Sole                76946
General Mills, Inc.                               Common  370334104             227838      3900     Sole                 3900
Hartford Financial Services Group                 Common  416515104            3835290     38933     Sole                38933
Health Care Property Investors Inc.               Common  421915109             228547      7900     Sole                 7900
Heartland Express Inc.                            Common  422347104             570500     35000     Sole                35000
Honeywell, Inc                                    Common  438516106             268005      4762     Sole                 4762
Hubbell Inc. Class B                              Common  443510201             439182      8100     Sole                 8100
Intel Corp.                                       Common  458140100            1956651     82420     Sole                82420
International Business Machines                   Common  459200101            1387826     13186     Sole                13186
International Flavors & Fragrances                Common  459506101            6351955    121825     Sole               121825
J.P. Morgan Chase                                 Common  46625H100            1191870     24600     Sole                24600
Johnson & Johnson                                 Common  478160104            3577164     58052     Sole                58052
McGraw-Hill Cos.                                  Common  580645109             462944      6800     Sole                 6800
Medco Health Solutions                            Common  58405U102            3017823     38695     Sole                38695
Medtronic Inc.                                    Common  585055106            2547363     49120     Sole                49120
Merck                                             Common  589331107            6844910    137448     Sole               137448
Microsoft                                         Common  594918104             355113     12050     Sole                12050
National City Corp.                               Common  635405103             439024     13176     Sole                13176
Newmont Mining Corp                               Common  651639106            3741948     95800     Sole                95800
Northern Trust Corp.                              Common  665859104            4835088     75266     Sole                75266
PNC Financial Services Group                      Common  693475105             231275      3231     Sole                 3231
PepsiCo                                           Common  713448108            3064811     47260     Sole                47260
Pfizer, Inc                                       Common  717081103            1106900     43289     Sole                43289
Procter & Gamble                                  Common  742718109            6266529    102411     Sole               102411
Progress Energy, Inc.                             Common  743263105             908700     19932     Sole                19932
Questar Corp.                                     Common  748356102            2578551     48790     Sole                48790
Royal DutchShell Class A ADR                      Common  780257804             703923      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1293636     15230     Sole                15230
Sigma Aldrich                                     Common  826552101            4059624     95140     Sole                95140
Staples, Inc.                                     Common  855030102            2806357    118262     Sole               118262
Suntrust Banks, Inc.                              Common  867914103             265794      3100     Sole                 3100
Sysco                                             Common  871829107             216084      6550     Sole                 6550
The Scotts Company                                Common  810186106            4053536     94400     Sole                94400
Time Warner, Inc.                                 Common  887317105            2307352    109665     Sole               109665
Union Pacific                                     Common  907818108             287875      2500     Sole                 2500
United Parcel Service, Inc.                       Common  911312106            2948835     40395     Sole                40395
Verizon Communications                            Common  92343V104             865846     21031     Sole                21031
Wachovia Corp.                                    Common  929903102             809750     15800     Sole                15800
Walgreen Company                                  Common  931422109             441496     10140     Sole                10140
Wells Fargo & Co.                                 Common  949746101             218054      6200     Sole                 6200
Weyerhaeuser Co                                   Common  962166104             769094      9744     Sole                 9744
Whole Foods Market                                Common  966837106             905795     23650     Sole                23650
Wm.Wrigley Jr. Company                            Common  982526105             337391      6100     Sole                 6100
Wyeth                                             Common  983024100            5046264     88006     Sole                88006
                                                                             144666674


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